Income Taxes - Summary of Deferred Tax Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Remeasurement of defined benefit plans	$ 9,217,320	$ 408,735	$ 3,032,403
Effect of financial instruments acquired for hedging purposes			(5,337)
Equity investments at fair value	(378,606)	1,613,667	(266,753)
Other		(8,922)
Deferred tax benefit (expense) recognized in OCI	$ 8,838,714	$ 2,013,480	$ 2,760,313